Income Taxes (Details) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Applicable tax amount (in Dollars)	$ 632,000		$ 759,000
Percentage of tax losses	30.00%	30.00%
Unrecognized tax effect (in Dollars)	$ 403,460		$ 531,305
Statutory nominal rate	34.00%	34.00%
Statutory tax	34.00%	34.00%
Turnover exceeding amount (in Euro) | €		€ 750
Effective tax rate	15.00%	15.00%
Bottom of range [member]
Income Taxes [Line Items]
Utilization of tax losses on expire	10 years	10 years
Top of range [member]
Income Taxes [Line Items]
Utilization of tax losses on expire	20 years	20 years
JBS USA [Member]
Income Taxes [Line Items]
Statutory nominal rate	34.00%	34.00%